Trade accounts receivable (Details) - Schedule of trade accounts receivable past due - MXN ($) $ in Thousands	Jan. 03, 2021	Dec. 31, 2019
Trade accounts receivable (Details) - Schedule of trade accounts receivable past due [Line Items]
Estimated total gross carrying amount at default	$ 643,126	$ 255,982
Expected credit loss	$ 46,260	$ 22,515
Not Past Due [Member]
Trade accounts receivable (Details) - Schedule of trade accounts receivable past due [Line Items]
Expected credit loss rate	2.00%	2.00%
Estimated total gross carrying amount at default	$ 539,693	$ 207,032
Expected credit loss	$ 8,163	$ 3,950
14-21 [Member]
Trade accounts receivable (Details) - Schedule of trade accounts receivable past due [Line Items]
Expected credit loss rate	30.00%	20.00%
Estimated total gross carrying amount at default	$ 31,918	$ 12,098
Expected credit loss	$ 9,588	$ 2,454
21 – 28 [Member]
Trade accounts receivable (Details) - Schedule of trade accounts receivable past due [Line Items]
Expected credit loss rate	62.00%	49.00%
Estimated total gross carrying amount at default	$ 17,772	$ 7,045
Expected credit loss	$ 10,946	$ 3,477
>28 [Member]
Trade accounts receivable (Details) - Schedule of trade accounts receivable past due [Line Items]
Expected credit loss rate	33.00%	42.00%
Estimated total gross carrying amount at default	$ 53,743	$ 29,807
Expected credit loss	$ 17,563	$ 12,634